Investments in Joint Ventures and Associates (Tables)	6 Months Ended
Jun. 30, 2018
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates

The investments in joint ventures and associates as of June 30, 2018 and December 31, 2017, were as follows:

	Percentage of investment	June 30, 2018		December 31, 2017
Deer Park Refining Limited	49.99%		Ps.14,770,797		Ps. 14,405,542
Sierrita Gas Pipeline LLC	35.00%		1,052,163		1,084,169
Frontera Brownsville, LLC.	50.00%		485,543		471,085
CH 4 Energía, S.A.	50.00%		142,121		315,713
Texas Frontera, LLC.	35.00%		234,775		239,782
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	40.00%		124,423		64,328
PMV Minera, S.A. de C.V.	44.09%		49,057		45,133
Ductos el peninsular, S. A. P. I. de C. V.	30.00%		17,783		18,336
Other, net	Various		62,093		63,276

		Ps.	16,938,755	Ps.	16,707,364

Schedule Profit Sharing in Joint Ventures and Associates

Profit (loss) sharing in joint ventures and associates:

	June 30,
	2018		2017
Deer Park Refining Limited		Ps. 375,671		Ps. 626,254
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		291,739		92,089
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		60,095		30,869
Sierrita Pipeline, LLC.		56,422		54,820
PMV Minera, S.A. de C.V.		3,707		4,623
CH4 Energía S.A. de C.V.		—		8,898
Other, net		60,502		57,401

Profit sharing in joint ventures and associates	Ps.	848,136	Ps.	874,954

(i)

On April 20, 2016, an explosion occurred in the “Planta de Clorados 3” (Chlorinated Plant 3) of the Petroquímica Mexicana de Vinilo, resulting in approximately U.S.$461,000 in damages. Chorinated Plant 3 incurred the greatest amount of damages, including the loss of certain assets and the closure of the plant for an undefined amount of time. The Chlorine-Soda plants and the ethylene plants did not register any damage. On December 20, 2017, Petroquímica Mexicana de Vinilo permanently closed the plant, and the full book value was written-off, impacting the value of this investment.